Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Growth Index Fund
	Aug. 29, 2023
Fidelity Mid Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.67%)
Since Inception	4.63%
Fidelity Mid Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.81%)
Since Inception	3.93%
Fidelity Mid Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.69%)
Since Inception	3.52%
RS012
Average Annual Return:
Past 1 year	(26.72%)
Since Inception	4.80%	[1]

[1]	AFrom July 11, 2019.